Off-balance-sheet exposures (Tables)	6 Months Ended
Jun. 30, 2019
Off-balance-sheet exposures
Schedule of contingent commitments

	Millions of euros
	06-30-19	12-31-18

Loan commitments granted	223,954	218,083
Of which doubtful	339	298
Financial guarantees granted	12,077	11,723
Of which doubtful	161	181
Bank sureties	12,004	11,558
Credit derivatives sold	73	165
Other commitments granted	94,785	74,389
Of which doubtful	889	983
Other granted guarantees	33,447	35,154
Other	61,338	39,235